Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vest increments per year	25.00%
Total Compensation cost related to non-vested share option and restricted stock unit not yet recognized	$ 622
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period	1 year 6 months
Closing common share price	$ 35.71
Aggregate intrinsic value of all options exercisable and outstanding	$ 11,776
Aggregate intrinsic value of all options exercised	$ 5,513	$ 710	$ 4
Weighted average contractual life of share options exercisable	4 years 4 months 24 days
Weighted average contractual life of share options outstanding	4 years 8 months 12 days
Stock options granted	0	0	250,000
Weighted average grant date fair value of share options granted			$ 4.47
PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units granted			0
Time-based RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation cost related to non-vested share option and restricted stock unit not yet recognized	$ 11,889
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period	1 year 10 months 24 days
Market-based RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation cost related to non-vested share option and restricted stock unit not yet recognized	$ 11,889
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period	1 year 10 months 24 days
Employees | RSU | Prior to 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vest increments per year	25.00%
Vesting period	4 years
Employees | RSU | During 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vest increments per year	33.33%
Vesting period	3 years
Directors | RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Certain Executive | PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,105,418
Share units granted	207,790	384,428	309,192
2019 Plan | RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units granted	102,956	200,868	309,192
2019 Plan | PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years